Segmental information	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Segmental information
3. Segmental information

Rio Tinto’s management structure is based on the principal product groups (PGs) together with global support functions whose leaders make up the Executive Committee. The Executive Committee members each report directly to the Chief Executive of Rio Tinto who is the chief operating decision maker (CODM) and is responsible for allocating resources and assessing performance of the operating segments. The CODM monitors the performance of each product group based on a number of measures, including underlying earnings, underlying EBITDA, capital expenditure, net cash generated from operating activities and free cash flow. Our primary measure of profit is underlying EBITDA. Finance items and net cash are managed on a group-wide basis and are therefore excluded from the segmental results
The Group's reportable segments are based on principal Product Groups (PGs) and are consistent with the internal reporting structure as at 30 June 2022. Business units (BUs) are allocated to PGs based on management structure. The reportable segments are described as follows:

Reportable segment	Principal activities
Iron Ore	Iron ore mining, salt and gypsum production in Western Australia.
Aluminium	Bauxite mining; alumina refining; aluminium smelting.
Copper	Mining and refining of copper, gold, silver, molybdenum and other by-products; exploration activities together with the Simandou iron ore project, which is the responsibility of the Copper product group chief executive.
Minerals	Includes businesses with products such as borates, lithium, titanium dioxide feedstock together with the Iron Ore Company of Canada (iron ore mining and iron concentrate/pellet production). Also includes diamond mining, sorting and marketing.
3. Segmental information (continued)

Six months ended 30 June 2022	Gross product sales(a) US$m	Underlying EBITDA(b) US$m	Underlying earnings(c) US$m	Capital expenditure(d) US$m
Iron Ore	16,610	10,395	6,461	1,472
Aluminium	7,796	2,866	1,547	681
Copper	3,547	1,487	543	867
Minerals	3,403	1,259	420	268
Reportable segments total	31,356	16,007	8,971	3,288
Other Operations	107	(78)	(167)	9
Inter-segment transactions	(149)	(1)	—
Product group total	31,314	15,928	8,804	3,297
Other items			—	41
Share of equity accounted units	(1,539)		—	(193)
Proceeds from disposal of property, plant and equipment			—	1
Central pension costs, share-based payments & insurance & derivatives		265	237
Restructuring, project and one-off costs		(86)	(61)
Central costs		(397)	(363)
Central exploration and evaluation		(113)	(95)
Net interest		—	105	—
Consolidated sales revenue/Capital expenditure	29,775			3,146
Underlying EBITDA/Underlying Earnings		15,597	8,627
3. Segmental information (continued)

Six months ended 30 June 2021	Gross product sales(a) US$m	Underlying EBITDA(b) US$m	Underlying earnings(c) US$m	Capital expenditure(d) US$m
Iron Ore	21,707	16,060	10,216	1,912
Aluminium	5,932	1,924	921	524
Copper	3,779	2,048	885	750
Minerals	3,270	1,398	498	209
Reportable segments total	34,688	21,430	12,520	3,395
Other Operations	85	(4)	(51)	—
Inter-segment transactions	(145)	(6)	(3)	—
Product group total	34,628	21,420	12,466	3,395
Other items			—	35
Share of equity accounted units	(1,545)		—	(120)
Proceeds from disposal of property, plant and equipment			—	26
Central pensions, share-based payments, insurance and derivatives		119	120
Restructuring, project and one-off costs		(36)	(23)
Central costs		(346)	(294)
Central exploration and evaluation		(120)	(100)
Net interest			(3)
Consolidated sales revenue/Capital expenditure	33,083			3,336
Underlying EBITDA/ Underlying Earnings		21,037	12,166

(a)Gross product sales include the sales revenue of equity accounted units on a proportionate basis (after adjusting for sales to subsidiaries) in addition to consolidated sales. Consolidated sales revenue includes subsidiary sales to equity accounted units, which are not included in gross product sales.
(b)Underlying EBITDA (calculated on page F-13) is reported to provide greater understanding of the underlying business performance of Rio Tinto's operations. It represents profit before tax, net finance items, depreciation and amortisation excluding the EBITDA impact of the same items that are excluded in arriving at underlying earnings (as defined below).
(c)Underlying earnings (calculated on page F-14) represent net earnings attributable to the owners of Rio Tinto, adjusted to exclude items, which do not reflect the underlying performance of the Group’s operations. Underlying earnings and net earnings both represent amounts attributable to owners of Rio Tinto. Exclusions from underlying earnings relating to equity accounted units are stated after tax and included in “Pre-tax” earnings, consistent with the requirements of the equity accounting method.
Exclusions from underlying earnings are those gains and losses, that individually, or in aggregate with similar items, are of a nature and size to require exclusion in order to provide additional insight into underlying business performance.
3. Segmental information (continued)
The following items are excluded from net earnings in arriving at underlying earnings in each period irrespective of materiality:
–Net gains/(losses) on disposal of interests in businesses.
–Impairment charges and reversals.
–Profit/(loss) after tax from discontinued operations.
–Exchange and derivative gains and losses. This exclusion includes exchange gains/(losses) on external net cash and intragroup balances, unrealised gains/(losses) on currency and interest rate derivatives not qualifying for hedge accounting, unrealised gains/(losses) on certain commodity derivatives not qualifying for hedge accounting, and unrealised gains/(losses) on embedded derivatives not qualifying for hedge accounting.
–Adjustments to closure provisions where the adjustment is associated to an impairment charge and for legacy sites where the disturbance or environmental contamination relates to the pre-acquisition period.
(d)Capital expenditure is the net cash outflow on purchases less sales of property, plant and equipment, capitalised evaluation costs and purchases less sales of other intangible assets. The details provided include 100% of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations and equity accounted units.
Reconciliation of underlying EBITDA to profit after taxation

For six months ended 30 June	2022 US$m	2021 US$m
Underlying EBITDA	15,597	21,037
Depreciation and amortisation in subsidiaries excluding capitalised depreciation	(2,405)	(2,253)
Depreciation and amortisation in equity accounted units	(242)	(249)
Finance items in subsidiaries	(359)	56
Taxation in subsidiaries	(2,902)	(4,981)
Taxation and finance items in equity accounted units	(363)	(365)
Gains recognised by Kitimat relating to LNG Canada's project	116	—
Gains/(Losses) on embedded commodity derivatives not qualifying for hedge accounting (including foreign exchange)	14	(2)
Increase in closure estimates (non-operating and fully impaired sites)	(43)	(175)
Profit after tax	9,413	13,068
3. Segmental information (continued)

Reconciliation of underlying earnings to net earnings

Six months ended 30 June	Pre-tax 2022 US$m	Taxation 2022 US$m	Non-controlling interests 2022 US$m	Net amount 2022 US$m	Net amount 2021 US$m
Underlying earnings	12,044	(2,918)	(499)	8,627	12,166
Items excluded from underlying earnings
Foreign exchange and derivative gains/(losses):
– Foreign exchange gains on external net cash, intragroup balances and derivatives(a)	383	(15)	—	368	347
– Losses on currency and interest rate derivatives not qualifying for hedge accounting(b)	(194)	42	(2)	(154)	(45)
– Gains/(Losses) on embedded commodity derivatives not qualifying for hedge accounting(c)	9	(4)	(4)	1	(22)
Gains recognised by Kitimat relating to LNG Canada's project(d)	116	(9)	—	107	—
Losses from movements to closure estimates (non-operating and fully impaired sites)(e)	(43)	2	—	(41)	(133)
Total excluded from underlying earnings	271	16	(6)	281	147
Net earnings	12,315	(2,902)	(505)	8,908	12,313

(a)Foreign exchange gains on external net cash and intragroup balances comprise post-tax gains of US$508 million (30 June 2021:US$351 million) on intragroup balances offset by post-tax foreign exchange losses on net cash of US$140 million (30 June 2021: US$4 million) primarily as a result of the Australian dollar weakening against the US dollar.
(b)Valuation changes on currency and interest rate derivatives, which are ineligible for hedge accounting, other than those embedded in commercial contracts, and the currency revaluation of embedded US dollar derivatives contained in contracts held by entities whose functional currency is not the US dollar.
(c)Valuation changes on derivatives, embedded in commercial contracts, that are ineligible for hedge accounting, but for which there will be an offsetting change in future Group earnings. Mark-to-market movements on commodity derivatives entered into with the commercial objective of achieving spot pricing for the underlying transaction at the date of settlement are included in underlying earnings.
(d)During the first half of 2022, LNG Canada elected to terminate their option to purchase additional land and facilities for expansion of their operations at Kitimat, Canada. This has been excluded from underlying earnings consistent with prior years as it is part of a series of transactions that together were material.
(e)In 2022 the charge relates to inflationary increases to the closure provision for non-operating and fully impaired sites in excess of the unwind of the discount. In 2021, the charge related to an increase to the Diavik closure provision to reflect the final results of the Pre-Feasibility Study that was in progress when the asset was fully impaired in 2020 and further increases at a number of the Group's legacy sites where the environmental damage preceded ownership by Rio Tinto.